Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$512,745	$425,472
Foreign currency translation	4,955	(6,207)
Service cost	10,704	10,625
Interest cost	26,194	24,822
Transfer of plan participants	(68)	61
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Benefit obligation at end of year	$655,447	$512,745

Change in plan assets:
Fair value of plan assets at beginning of year	$218,990	$232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid	(19,757)	(9,717)
Fair value of plan assets at end of year	$228,393	$218,990
Funded status at end of year	$427,054	$293,755

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial losses (gains)
Adjustments related to pensions at January 1, 2011	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778
Additions	119,685
Releases	(18,334)
Foreign currency translation adjustment	1,827
Adjustments related to pensions at December 31, 2012	$287,956

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2012	2011
Discount rate	4.14	5.10
Rate of compensation increase	3.32	3.69

Schedule of the components of net periodic benefit cost

	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$10,704	$10,625	$7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	$39,991	$26,434	$18,457

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2012	2011	2010
Discount rate	5.10	5.70	6.00
Expected return of plan assets	7.00	7.50	7.50
Rate of compensation increase	3.69	4.00	4.01

Schedule of estimated future benefit payments
2013	$15,817
2014	17,320
2015	18,909
2016	20,723
2017	22,690
2018-2022	143,456

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at December 31, 2012			Fair Value Measurements at December 31, 2011
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$58,511	$-	$58,511	$55,538	$-	$55,538

Fixed Income Investments
Government Securities(2)	9,859	8,504	1,355	6,612	5,025	1,587
Corporate Bonds(3)	152,332	-	152,332	143,782	-	143,782
Other Bonds(4)	457	-	457	483	-	483
U.S. Treasury Money Market Funds(5)	2,975	2,975	-	6,600	6,600	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	4,259	4,259	-	5,975	5,975	-
Total	$228,393	$15,738	$212,655	$218,990	$17,600	$201,390

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds